Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Option Activity under Stock Plans and Related Information

The following table summarizes option activity under our stock plans and related information:

		OPTIONS OUTSTANDING
	NUMBER OF SHARES AVAILABLE FOR GRANT	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE PER SHARE
Balance at December 31, 2012	451,349	2,545,231	$5.17
Options authorized	2,876,226	—	—
Options granted	(547,909)	547,909	$6.87
Options exercised	—	(138,484)	$2.79
Options forfeited	53,246	(53,246)	$6.87
Options expired	667,088	(667,088)	$4.10

Balance at September 30, 2013	3,500,000	2,234,322	$6.00

Options exercisable		1,196,206	$5.34

The following table summarizes option activity under our stock plans and related information:

		OPTIONS OUTSTANDING
	NUMBER OF SHARES AVAILABLE FOR GRANT	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE PER SHARE
Balance at December 31, 2009	495,732	1,716,654	$3.32
Options authorized	81,301	—	—
Options granted	(382,746)	382,746	$6.89
Options exercised	—	(62,450)	$1.72
Options forfeited	19,097	(19,097)	$4.92
Options expired	21,340	(21,340)	$2.09

Balance at December 31, 2010	234,724	1,996,513	$4.06
Options authorized	427,328	—	—
Options granted	(448,443)	448,443	$8.36
Options exercised	—	(26,152)	$1.48
Options forfeited	206,157	(206,157)	$5.04
Options expired	21,264	(21,264)	$3.57

Balance at December 31, 2011	441,030	2,191,383	$4.92
Options authorized	428,375	—	—
Options granted	(526,134)	526,134	$5.78
Options exercised	—	(64,208)	$1.60
Options forfeited	32,611	(32,611)	$6.89
Options expired	75,467	(75,467)	$3.20

Balance at December 31, 2012	451,349	2,545,231	$5.17

Options exercisable		1,730,253	$4.43

Schedule of Stock-Based Compensation Expenses Recognized

Total stock-based compensation expense recognized was as follows (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013
Research and development	$480	$661
General and administrative	757	893

Total	$1,237	$1,554

Total stock-based compensation expense recognized was as follows:

(in thousands)	YEARS ENDED DECEMBER 31
	2010	2011	2012
Research and development	$483	$668	$705
General and administrative	580	2,259	1,016

Total	$1,063	$2,927	$1,721

Schedule of Stock Option Weighted-Average Assumptions

We estimated the fair value of each stock option using the Black-Scholes option-pricing model based on the date of grant of such stock option with the following weighted-average assumptions:

	NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013
Expected term (years)	5.0-6.1	5.0-6.1
Expected volatility	85%	85%
Risk-free interest rate	0.6-1.1%	0.8-1.6%
Expected dividend yield	0%	0%

The fair value of each stock option was estimated using the Black-Scholes option-pricing model based on the date of grant of such stock option with the following assumptions:

	YEARS ENDED DECEMBER 31,
	2010	2011	2012
Expected term (years)	5.2-6.1	5.3-6.1	5.0-6.1
Expected volatility	80-85%	85%	85%
Risk-free interest rate	1.3-2.9%	1.3-2.6%	0.6-1.1%
Expected dividend yield	0%	0%	0%